Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Tax benefit	50.00%	50.00%
Total Cash	$ 10,466,774	$ 54,796